Condensed Consolidated Statements of Operations (Unaudited) (USD $)	3 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Mar. 31, 2011	Mar. 31, 2010
Income Statement [Abstract]
Net revenues	$ 24,637	$ 39,894	$ 1,600,407	$ 115,363
Costs and expenses:
Cost of sales - product costs	5,412	13,241	696,428	58,382
Cost of sales - intellectual property costs	92	1,393	73,538	19,057
Selling, general and administrative	111,371	1,181,337	929,815	1,038,790
Consulting and professional fees	451,284	1,218,552	1,918,430	9,193,481
Wages and salaries	437,863	307,832	1,606,636	4,152,041
Product development	163,571	215,894	1,680,578	1,600,807
Total costs and expenses	1,169,593	2,938,249	6,905,425	16,062,558
Operating loss	(1,144,956)	(2,898,355)	(5,305,018)	(15,947,195)
Other income (expense):
Interest expense, net	5,069	14,447	104,733	3,176,226
Loss on settlement of debt	0	0	78,092	2,204,434
Total other expense	5,069	14,447	182,825	5,380,660
Net profit (loss)	$ (1,150,025)	$ (2,912,802)	$ (5,487,843)	$ (21,327,855)
Basic and diluted profit (loss) per common share	$ 0.00	$ 0.00	$ 0.00	$ (0.02)
Weighted average number of common shares outstanding - basic	6,258,713,268	2,567,152,201	3,749,866,975	1,173,356,216
Weighted average number of common shares outstanding - diluted	6,258,713,268	2,567,152,201	3,749,866,975	1,173,356,216